UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   10/31

Date of reporting period:  1/31/18

Item 1. Schedule of Investments.

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, January 31, 2018 (unaudited)
Templeton Foreign Smaller Companies Fund
	Industry	Shares	Value

Common Stocks 93.6%
Belgium 1.1%
Ontex Group NV	Personal Products	39,842	$1,178,181
Brazil 3.2%
Camil Alimentos SA	Food Products	491,100	1,145,355
Grendene SA	Textiles, Apparel & Luxury Goods	122,300	1,122,881
M. Dias Branco SA	Food Products	60,600	1,089,385
			3,357,621
Canada 7.0%
Alamos Gold Inc., A	Metals & Mining	103,000	615,940
[a] Badger Daylighting Ltd	Construction & Engineering	60,800	1,249,562
Canaccord Genuity Group Inc	Capital Markets	159,200	838,678
[b] Canada Goose Holdings Inc	Textiles, Apparel & Luxury Goods	9,700	349,028
Canadian Western Bank	Banks	46,912	1,475,952
[a] Genworth MI Canada Inc	Thrifts & Mortgage Finance	18,000	618,121
Mullen Group Ltd	Energy Equipment & Services	72,000	880,355
Russel Metals Inc	Trading Companies & Distributors	22,100	561,641
Shawcor Ltd	Energy Equipment & Services	39,000	880,159
			7,469,436
China 4.8%
China ZhengTong Auto Services Holdings Ltd	Specialty Retail	1,034,000	1,052,148
Goodbaby International Holdings Ltd	Household Products	1,646,000	1,014,192
Greatview Aseptic Packaging Co. Ltd	Containers & Packaging	1,391,000	997,547
Hollysys Automation Technologies Ltd	Electronic Equipment, Instruments
	& Components	22,260	564,736
Shanghai Haohai Biological Technology Co. Ltd., H.	Biotechnology	112,100	626,225
Xtep International Holdings Ltd	Textiles, Apparel & Luxury Goods	1,934,000	877,664
			5,132,512
Colombia 0.7%
[b] Gran Tierra Energy Inc. (CAD Traded)	Oil, Gas & Consumable Fuels	267,300	738,848
Denmark 0.4%
[b] Nilfisk Holding AS	Machinery	6,605	383,378
Finland 4.1%
Amer Sports OYJ	Leisure Products	68,168	1,923,575
Huhtamaki OYJ	Containers & Packaging	44,940	1,917,529
[b] Outotec OYJ	Machinery	66,917	576,202
			4,417,306
Germany 8.4%
Gerresheimer AG	Life Sciences Tools & Services	19,629	1,713,100
Grand City Properties SA	Real Estate Management & Development	52,165	1,267,358
Jenoptik AG	Electronic Equipment, Instruments
	& Components	45,962	1,905,788
Rational AG	Machinery	2,691	1,890,860
Stabilus SA	Machinery	16,037	1,554,903
[b] zooplus AG.	Internet & Direct Marketing Retail	2,865	590,421
			8,922,430
Hong Kong 5.4%
PAX Global Technology Ltd	Electronic Equipment, Instruments
	& Components	1,416,000	687,845
Techtronic Industries Co. Ltd	Household Durables	294,790	1,963,332
Value Partners Group Ltd	Capital Markets	1,417,700	1,808,665

	Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Smaller Companies Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Hong Kong (continued)
VTech Holdings Ltd	Communications Equipment	96,600	$1,336,127
			5,795,969
India 1.8%
Dewan Housing Finance Corp. Ltd	Thrifts & Mortgage Finance	215,274	1,971,877
Indonesia 1.1%
[b,c] Sakari Resources Ltd	Metals & Mining	1,342,000	1,148,485
Italy 5.4%
Azimut Holding SpA.	Capital Markets	46,884	1,067,464
Interpump Group SpA	Machinery	54,916	1,979,815
Technogym SpA	Leisure Products	182,280	1,995,891
[a] Tod’s SpA.	Textiles, Apparel & Luxury Goods	8,868	668,808
			5,711,978
Japan 20.7%
Anicom Holdings Inc	Insurance	42,800	1,324,944
Asics Corp	Textiles, Apparel & Luxury Goods	81,700	1,343,895
Bunka Shutter Co. Ltd	Building Products	102,100	941,656
Capcom Co. Ltd	Software	33,100	1,259,610
Daibiru Corp	Real Estate Management & Development	90,000	1,135,870
Descente Ltd	Textiles, Apparel & Luxury Goods	57,800	1,049,754
Dowa Holdings Co. Ltd.	Metals & Mining	35,200	1,463,645
Fuji Oil Holdings Inc	Food Products	44,200	1,343,994
Idec Corp	Electrical Equipment	22,800	664,047
IDOM Inc	Specialty Retail	146,400	1,023,064
Kobayashi Pharmaceutical Co. Ltd	Personal Products	22,058	1,460,634
MEITEC Corp	Professional Services	31,500	1,728,122
Morita Holdings Corp	Machinery	26,900	492,742
N Field Co. Ltd	Health Care Providers & Services	37,400	523,741
Nihon Parkerizing Co. Ltd	Chemicals	73,900	1,278,537
Square Enix Holdings Co. Ltd	Software	8,700	396,414
Sumitomo Rubber Industries Ltd	Auto Components	62,700	1,215,697
TechnoPro Holdings Inc	Professional Services	21,700	1,188,497
Tsumura & Co	Pharmaceuticals	48,400	1,635,719
Ushio Inc	Electrical Equipment	36,500	556,267
			22,026,849
Netherlands 2.5%
Aalberts Industries NV	Machinery	11,829	646,145
Arcadis NV	Construction & Engineering	68,692	1,561,434
Beter Bed Holding NV	Specialty Retail	28,899	454,199
			2,661,778
Philippines 0.6%
Vista Land & Lifescapes Inc	Real Estate Management & Development	4,338,800	590,330
Poland 1.1%
CCC SA	Textiles, Apparel & Luxury Goods	14,078	1,211,527
South Korea 4.3%
BNK Financial Group Inc	Banks	104,401	1,034,466
DGB Financial Group Inc	Banks	147,585	1,710,682
[b] Hyundai Mipo Dockyard Co. Ltd	Machinery	9,972	1,039,352
Korea Investment Holdings Co. Ltd	Capital Markets	9,758	797,219
			4,581,719

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TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Smaller Companies Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Spain 1.3%
Construcciones y Auxiliar de Ferrocarriles SA.	Machinery	30,312	$1,411,156
Sweden 3.3%
Cloetta AB, B	Food Products	204,337	843,616
Tethys Oil AB	Oil, Gas & Consumable Fuels	75,650	608,525
[d] The Thule Group AB, Reg S	Leisure Products	90,340	2,057,428
			3,509,569
Switzerland 4.6%
Bucher Industries AG.	Machinery	4,528	2,074,806
Logitech International SA	Technology Hardware, Storage & Peripherals	23,090	976,707
Tecan Group AG	Life Sciences Tools & Services	3,093	685,045
Vontobel Holding AG	Capital Markets	15,522	1,121,219
			4,857,777
Taiwan 5.2%
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	521,517	1,372,601
Giant Manufacturing Co. Ltd	Leisure Products	188,000	1,053,393
King Yuan Electronics Co. Ltd	Semiconductors & Semiconductor Equipment	1,298,000	1,341,148
Merida Industry Co. Ltd	Leisure Products	125,000	589,016
Tripod Technology Corp	Electronic Equipment, Instruments
	& Components	384,000	1,237,012
			5,593,170
Thailand 0.5%
L.P.N. Development PCL, fgn	Real Estate Management & Development	1,344,200	510,727
United Kingdom 6.1%
Bellway PLC	Household Durables	10,346	487,572
Bovis Homes Group PLC	Household Durables	35,515	552,105
DFS Furniture PLC	Household Durables	196,656	549,199
Just Group PLC.	Insurance	442,703	922,224
Laird PLC	Electronic Equipment, Instruments
	& Components	448,827	796,772
[b] LivaNova PLC	Health Care Equipment & Supplies	6,336	542,045
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	95,267	1,243,735
SIG PLC.	Trading Companies & Distributors	453,828	1,047,152
[b] Vectura Group PLC	Pharmaceuticals	243,060	335,602
			6,476,406
Total Common Stocks (Cost $70,452,531)			99,659,029

Management Investment Companies (Cost
$1,815,782) 1.8%
United States 1.8%
iShares MSCI EAFE Small-Cap ETF	Diversified Financial Services	28,600	1,940,510
Preferred Stocks (Cost $383,318) 0.6%
Brazil 0.6%
[e] Alpargatas SA, 2.132%, pfd	Textiles, Apparel & Luxury Goods	135,500	679,669
Total Investments before Short Term
Investments (Cost $72,651,631)			102,279,208

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TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Smaller Companies Fund (continued)
	Principal
	Amount	Value
Short Term Investments 5.2%
U.S. Government and Agency Securities (Cost
$3,999,867) 3.7%
United States 3.7%
[f] FHLB, 2/01/18.	$4,000,000	$4,000,000

	Shares
Investments from Cash Collateral Received for
Loaned Securities (Cost $1,559,055) 1.5%
Money Market Funds 1.5%
United States 1.5%
[g,h] Institutional Fiduciary Trust Money Market Portfolio, 0.96%.	1,559,055	1,559,055
Total Investments (Cost $78,210,553) 101.2%		107,838,263
Other Assets, less Liabilities (1.2)%		(1,330,879)
Net Assets 100.0%		$106,507,384

See Abbreviations on page 8.

aA portion or all of the security is on loan at January 31, 2018.
bNon-income producing.
cFair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2018, the value of this security was
$2,057,428, representing 1.9% of net assets.
eVariable rate security. The rate shown represents the yield at period end.
fThe security was issued on a discount basis with no stated coupon rate.
gSee Note 4 regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day yield at period end.

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TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Statement of Investments (unaudited)

Templeton Foreign Smaller Companies Fund

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Foreign Smaller Companies Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
0.96%	2,042,512	3,158,283	(3,641,740)	1,559,055	$1,559,055	$ —	$ —	$ —

5. UPCOMING ACQUISITION/REORGANIZATION

On December 7, 2017, the Board for the Fund approved a proposal to reorganize the Fund with and into Templeton Global Smaller Companies Fund, subject to approval by the shareholders of the Fund.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments

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TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:
Indonesia	$—	$—	$1,148,485	$1,148,485
All Other Equity Investments[b]	99,190,213	—	—	99,190,213
Management Investment Companies	1,940,510	—	—	1,940,510
Short Term Investments	1,559,055	4,000,000	—	5,559,055
Total Investments in Securities	$102,689,778	$4,000,000	$1,148,485	$107,838,263

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common and preferred stocks.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliations of assets for the three months ended January 31,
2018, is as follows:

Net Change in
Unrealized
Appreciation
			Transfer		Net	Net		(Depreciation)
	Balance at		Into		Realized	Unrealized	Balance	on Assets
	Beginning of	Purchases	(Out of)	Cost Basis	Gain	Appreciation	at End	Held at
	Period	(Sales)	Level 3	Adjustments	(Loss)	(Depreciation)	of Period	PeriodEnd
Assets:
Investments in Securities:
Equity Investments:
Indonesia	$1,057,885	$-	$-	$-	$-	$90,600	$1,148,485	$90,600

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2018, are as follows:

	Fair Value at			Impact to Fair Value if
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount Input Increases[a]
Assets:
Investments in Securities:
Discount for lack of
			marketability	10.3% Decrease[b]
Indonesia	$1,148,485	Market Comparables	EV/EBITDA Multiple	6.6x Increase[c]

[a]Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
[b]Represents a significant impact to fair value but not net assets.
[c]Represents a significant impact to fair value and net assets.

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TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6.	FAIR VALUE MEASUREMENTS (continued)

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization

EV - Enterprise value

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Currency	Selected Portfolio
CAD Canadian Dollar	EAFE	Europe, Australasia & Far East
	ETF	Exchange Traded Fund
	FHLB	Federal Home Loan Bank

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|8

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /s/MATTHEW T. HINKLE

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date March 28, 2018

By /s/ROBERT G. KUBILIS

  Robert G. Kubilis

  Chief Financial Officer and

  Chief Accounting Officer

Date  March 28, 2018